EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
EQUIPMENT

NOTE 3 EQUIPMENT

At December 31, 2024, and December 31, 2023, property and equipment, net, is as follows:

	December 31, 2024	December 31, 2023	Estimated Useful Lives (Years)
Automobile	$41,805	$41,805	5
Laboratory Equipment	134,550	130,310	5-10
Office Equipment	7,260	7,260	5-10
Leasehold Improvements	82,739	82,739	2-5

Less: Accumulated Depreciation	(221,633)	(195,474)
Total Property and Equipment, net	$44,721	$66,640

Depreciation expense for the years ended December 31, 2024, and 2023, was $26,159 and $27,620, respectively.